Financial instruments - Summary of movements in the hedge reserve including gains and losses on cash flow hedging instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Gains/(losses) arising during the period	£ 11	£ 29	£ (18)
Amounts recognised in income statement	(20)	18	(17)
Hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	36	(11)
Gains/(losses) arising during the period	11	29
Amounts recognised in income statement	(20)	18
Hedge reserve balance at the end of the period: gains/(losses) deferred	27	36	(11)
Reserve of cash flow hedges, tax	(6)	(9)
Interest rate hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred		(2)
Gains/(losses) arising during the period	(5)	1
Amounts recognised in income statement	2	1
Hedge reserve balance at the end of the period: gains/(losses) deferred	(3)		(2)
Cost of hedging reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	(4)	(1)
Gains/(losses) arising during the period	6	(3)
Hedge reserve balance at the end of the period: gains/(losses) deferred	2	(4)	(1)
Foreign currency hedge reserve
Disclosure of detailed information about financial instruments
Hedge reserve balance at the start of the period: gains/(losses) deferred	40	(8)
Gains/(losses) arising during the period	10	31
Amounts recognised in income statement	(22)	17
Hedge reserve balance at the end of the period: gains/(losses) deferred	£ 28	£ 40	£ (8)